UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20519
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: __06/30/99__________

Check Here if Amendment [  ]; Amendment Number: _____________________
  This Amendment (Check only one.):		[  ] is a restatement
						[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Wilbanks, Smith & Thomas Asset Management, Inc.
Address:	One Commercial Place________________________
		Suite 1450  _________________________________
		Norfolk, VA 23510___________________________

Form 13F File Number:	28-5226___

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		L. Norfleet Smith, Jr. ________________
Title:		Principal/Director of Operations________
Phone:		(757) 623-3676 _____________________

Signature, Place, and Date of Signing:
	________________	______Norfolk, VA______		_  07/12/99__
	     [Signature]			[City, State]			      [Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.	(Check here if all holdings of this reporting
    manager are reported in this report.)
[ ]	13F 	NOTICE	(Check here if no holdings reported are in this report, and
    all holdings are reported by other reporting manager(s).)
[ ]	13F COMBINATION REPORT.	(Check here if a portion of the holdings for this
    reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



				Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	_____0______

Form 13F Information Table Entry Total:	____151_____

Form 13F Information Table Value Total: $__634389___
					 (thousands)

List of Other Included Managers: NONE


Provide a numbered list of the names and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                 FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/
PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN
CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- ---
---- ------- ------------ -------- -------- --------
Standard Comercial Sub Deb Con CONV             853258aa9        6    10000 PRN
      SOLE                    10000
AICI Capital Trust 9% Pfd.     PFD              001338201     2711   112970 SH
      SOLE                   112970
AT&T Capital Corp. Qtly Pfd. 8 PFD              00206j308     4125   164045 SH
      SOLE                   164045
Abn Amro Capital Fund II 7.125 PFD              00371t206      470    20000 SH
      SOLE                    20000
Armstrong World Prd. 7.45%     PFD              042476606      482    20000 SH
      SOLE                    20000
Bear Stearns Cap Tr II 7.50% ( PFD              07383j209      731    30000 SH
      SOLE                    30000
Conseco Financial Trust V 8.70 PFD              20847d205      574    22900 SH
      SOLE                    22900
Duke Cap. Fin. 7.375%          PFD              26439e204      214     8800 SH
      SOLE                     8800
EDF London Cap 8.625% Pfd. Ser PFD              268316205      425    16900 SH
      SOLE                    16900
Hartford Capital II Series B Q PFD              416320208      218     8600 SH
      SOLE                     8600
Lehman Bros Cap. Trust II  7.8 PFD              52518g209     1000    40000 SH
      SOLE                    40000
Lincoln National Capital Pfd.  PFD              53417p209      972    40000 SH
      SOLE                    40000
MediaOne Financing Pfd B       PFD              583938204      282    10800 SH
      SOLE                    10800
Motorola Capital Trust I 6.68% PFD              620074203      701    30000 SH
      SOLE                    30000
NB Capital Trust (BAC) 7.84%   PFD              628956203     5250   208420 SH
      SOLE                   208420
Nova Chemicals Corp. 9.04% (01 PFD              66977w307      754    30000 SH
      SOLE                    30000
PWG Capital Trust I  8.30% (12 PFD              69366e201      567    22400 SH
      SOLE                    22400
Public Storage Cum. Pfd. C (Fr PFD              74460d505      258    11100 SH
      SOLE                    11100
Public Storage Pfd 8.25%       PFD              74460d760     1037    41600 SH
      SOLE                    41600
Resource Bank Preferred 9.25%  PFD              761201201      269    10650 SH
      SOLE                    10650
Southern Co. 7.75% Pfd. A      PFD              84258t208      454    18180 SH
      SOLE                    18180
TCI 8.72% pf.                  PFD              872285200     6632   257558 SH
      SOLE                   257558
Talisman Energy 9% Pfd Ser 2/1 PFD              87425e400      595    23000 SH
      SOLE                    23000
Textron Capital I 7.92% (02/09 PFD              883198202      742    30000 SH
      SOLE                    30000
US Bancorp Pfd. 7.2%           PFD              90332m200      404    17000 SH
      SOLE                    17000
Unionbancal Finance Tr I 7.375 PFD              90905q109      726    30000 SH
      SOLE                    30000
ACNielsen Corp.                COM              004833109     4145   137010 SH
      SOLE                   137010
AFLAC Inc                      COM              001055102    14993   313175 SH
      SOLE                   313175
AT&T Corp                      COM              001957109    10242   183504 SH
      SOLE                   183504
Abbott Laboratories            COM              002824100     1288    28384 SH
      SOLE                    28384
Aegon N. V. Ord.               COM              007924103      937    12668 SH
      SOLE                    12668
Allied Signal                  COM              019512102    15505   246112 SH
      SOLE                   246112
AmSouth Bancshares             COM              032165102      236    10162 SH
      SOLE                    10162
America  Online Inc            COM              02364j104      676     6150 SH
      SOLE                     6150
American Express               COM              025816109    10659    81911 SH
      SOLE                    81911
American Home Products         COM              026609107    14392   250847 SH
      SOLE                   250847
American Intl Group            COM              026874107    16715   142561 SH
      SOLE                   142561
Ameritech                      COM              030954101      471     6406 SH
      SOLE                     6406
BB&T Corporation               COM              054937107     7147   194805 SH
      SOLE                   194805
BP Amoco PLC-Spons ADR         COM              055622104      662     6098 SH
      SOLE                     6098
Bank One Corp                  COM              06423a103      335     5622 SH
      SOLE                     5622
Bank of America Corp.          COM              060505104    17223   234920 SH
      SOLE                   234920
Bell Atlantic                  COM              077853109      278     4246 SH
      SOLE                     4246
BellSouth Corp                 COM              079860102      908    19696 SH
      SOLE                    19696
Berkshire Hathaway Class B     COM              084670207      435      194 SH
      SOLE                      194
Bristol Myers Squibb           COM              110122108     4695    66654 SH
      SOLE                    66654
CCB Financial                  COM              124875105    12464   235728 SH
      SOLE                   235728
COMPAQ Computers               COM              204493100      399    16850 SH
      SOLE                    16850
CVS Corp                       COM              126650100     3710    73095 SH
      SOLE                    73095
Carnival Corp 'A               COM              143658102     2084    42960 SH
      SOLE                    42960
Cenit Bancorp Inc              COM              15131w109      539    28225 SH
      SOLE                    28225
Centura Banks Inc              COM              15640t100      348     6167 SH
      SOLE                     6167
Charles Schwab Corp            COM              808513105     1575    14450 SH
      SOLE                    14450
Chase Manhattan Corp           COM              16161a108     6496    75102 SH
      SOLE                    75102
Chevron Corp                   COM              166751107      567     5968 SH
      SOLE                     5968
Circuit City Stores Inc        COM              172737108      253     2720 SH
      SOLE                     2720
Cisco Systems                  COM              17275r102      371     5764 SH
      SOLE                     5764
Citigroup                      COM              172967101     6686   140752 SH
      SOLE                   140752
Coca Cola Company              COM              191216100     1136    18316 SH
      SOLE                    18316
Colgate Palmolive Co           COM              194162103    10346   105031 SH
      SOLE                   105031
Computer Sciences              COM              205363104      282     4080 SH
      SOLE                     4080
Cox Communications Inc         COM              224044107     1454    39490 SH
      SOLE                    39490
Disney (Walt) Co.              COM              254687106    13415   435377 SH
      SOLE                   435377
Dollar Tree Stores             COM              256747106     5541   125940 SH
      SOLE                   125940
Du Pont E.I. De Nemours and Co COM              263534109      807    11810 SH
      SOLE                    11810
Duke Energy Corp.              COM              264399106      392     7206 SH
      SOLE                     7206
EMC Corp.                      COM              268648102      701    12742 SH
      SOLE                    12742
Eli Lilly                      COM              532457108      701     9790 SH
      SOLE                     9790
Enron Corp.                    COM              293561106      409     5000 SH
      SOLE                     5000
Equifax, Inc                   COM              294429105    12399   347419 SH
      SOLE                   347419
Exxon Corporation              COM              302290101     2722    35294 SH
      SOLE                    35294
Federal Natl Mtg Assoc         COM              313586109    12947   189693 SH
      SOLE                   189693
First Data Corp.               COM              319963104     1666    34050 SH
      SOLE                    34050
First Union Corp               COM              337358105      625    13273 SH
      SOLE                    13273
Ford Motor                     COM              345370100      339     6013 SH
      SOLE                     6013
Fortune Brands (formerly Amer. COM              349631101     1221    29505 SH
      SOLE                    29505
GTE Corp.                      COM              362320103      422     5591 SH
      SOLE                     5591
General Electric               COM              369604103     9691    85761 SH
      SOLE                    85761
Gillette Co                    COM              375766102     7891   192452 SH
      SOLE                   192452
Heilig-Meyers                  COM              422893107      135    19879 SH
      SOLE                    19879
Hewlett-Packard Company        COM              428236103     6464    64314 SH
      SOLE                    64314
Home Depot                     COM              437076102      206     3192 SH
      SOLE                     3192
Intel Corporation              COM              458140100    10213   171640 SH
      SOLE                   171640
International Business Machine COM              459200101      512     3964 SH
      SOLE                     3964
Jefferson-Pilot Corporation    COM              475070108     2216    33488 SH
      SOLE                    33488
Johnson & Johnson              COM              478160104     9873   100741 SH
      SOLE                   100741
Lowe's Companies               COM              548661107    20254   357284 SH
      SOLE                   357284
Lucent Technologies            COM              549463107     1039    15400 SH
      SOLE                    15400
MCI WorldCom                   COM              55268b106   161684  1878683 SH
      SOLE                  1878683
McDonald's Corp.               COM              580135101    12341   300074 SH
      SOLE                   300074
MediaOne Group                 COM              58440j104      216     2900 SH
      SOLE                     2900
Mellon Bank Corp               COM              585509102      258     7100 SH
      SOLE                     7100
Merck & Co                     COM              589331107    16117   218900 SH
      SOLE                   218900
Mercury Finance Co.            COM              589395102       10    60000 SH
      SOLE                    60000
Merrill Lynch                  COM              590188108      286     3600 SH
      SOLE                     3600
Microsoft Corp                 COM              594918104     2067    22915 SH
      SOLE                    22915
MidAmerican Energy Holdings Co COM              59562v107    12672   365971 SH
      SOLE                   365971
Minnesota Mining & Manufacturi COM              604059105      545     6265 SH
      SOLE                     6265
Mobil Corporation              COM              607059102     6234    63125 SH
      SOLE                    63125
Morgan (J.P.)                  COM              616880100      218     1550 SH
      SOLE                     1550
Motorola, Inc                  COM              620076109     1466    15470 SH
      SOLE                    15470
Nestle SA-ADR                  COM              641069406      270     3000 SH
      SOLE                     3000
New York Times                 COM              650111107     6330   171965 SH
      SOLE                   171965
Norfolk Southern Corporation   COM              655844108      540    17929 SH
      SOLE                    17929
Oracle Systems Corp            COM              68389x105    20051   540091 SH
      SOLE                   540091
Painewebber Group              COM              695629105      234     4995 SH
      SOLE                     4995
Pepsico Inc.                   COM              713448108    13528   349682 SH
      SOLE                   349682
Pfizer, Inc.                   COM              717081103     1883    17279 SH
      SOLE                    17279
Philip Morris                  COM              718154107      692    17225 SH
      SOLE                    17225
Playtex                        COM              72813p100     6170   396467 SH
      SOLE                   396467
Proctor & Gamble               COM              742718109      874     9788 SH
      SOLE                     9788
Providian (Formerly Capital Ho COM              74406a102     1945    20857 SH
      SOLE                    20857
Qwest Communications           COM              749121109     2570    77718 SH
      SOLE                    77718
Regions Financial              COM              758940100      277     7200 SH
      SOLE                     7200
Resource Bankshares Corp.      COM              76121r104     4753   243734 SH
      SOLE                   243734
Royal Dutch Petrol.            COM              780257804      715    11870 SH
      SOLE                    11870
SBC Communications, Inc.       COM              78387g103     1014    17486 SH
      SOLE                    17486
Sara Lee Corp                  COM              803111103      212     9350 SH
      SOLE                     9350
Schering-Plough Corporation    COM              806605101     8167   155559 SH
      SOLE                   155559
Smithfield Foods               COM              832248108      679    20300 SH
      SOLE                    20300
SouthTrust Corp                COM              844730101      499    12995 SH
      SOLE                    12995
Southern Co                    COM              842587107      329    12410 SH
      SOLE                    12410
Sun Microsystems               COM              866810104    14092   204600 SH
      SOLE                   204600
SunTrust Banks                 COM              867914103      339     4882 SH
      SOLE                     4882
Telespectrum Worldwide         COM              87951u109     5205   671650 SH
      SOLE                   671650
Texaco Inc                     COM              881694103      362     5800 SH
      SOLE                     5800
Texas Instruments              COM              882508104      262     1820 SH
      SOLE                     1820
Time Warner Inc                COM              887315109    13216   181975 SH
      SOLE                   181975
Tribune Co.                    COM              896047107      233     2675 SH
      SOLE                     2675
Tyco International, Ltd. 'New' COM              902124106    21449   226371 SH
      SOLE                   226371
United Dominion Realty Tr      COM              910197102      169    14400 SH
      SOLE                    14400
WLR Foods Inc                  COM              929286102       97    12000 SH
      SOLE                    12000
Wachovia Corp                  COM              929771103      357     4170 SH
      SOLE                     4170
Wal-Mart Stores                COM              931142103      648    13440 SH
      SOLE                    13440
Warner Lambert Company         COM              934488107      508     7350 SH
      SOLE                     7350
Williams Cos                   COM              969457100      963    22634 SH
      SOLE                    22634
Xerox Corp                     COM              984121103     6043   102315 SH
      SOLE                   102315
WorldCom Jan '00 @ 25.00       CALL             97999q002   -15747    -2571 SH
 CALL SOLE                    -2571
WorldCom Jan '00 @ 30.00       CALL             97999q010   -26572    -4703 SH
 CALL SOLE                    -4703
Baron Small Cap                COM              068278308      219 16425.052SH
      SOLE                16425.052
Capital World Growth & Income  COM              140543109      270 9785.700 SH
      SOLE                 9785.700
Fidelity Contrafund            COM              316071109      293 4670.746 SH
      SOLE                 4670.746
Fidelity Dividend Growth       COM              316389402      202 6291.906 SH
      SOLE                 3650.244
Fidelity Magellan              COM              316184100      549 4228.173 SH
      SOLE                 4228.173
Fidelity Spartan Market Index  COM              315912204      222 2344.202 SH
      SOLE                 1172.101
Janus Overseas                 COM              471023846      204 9149.798 SH
      SOLE                 9149.798
Mutual Qualified Fund Cl Z     COM              628380206      206 11067.955SH
      SOLE                 7127.758
S&P Industrial Portfolio 98C   COM              294710595       21 19005.170SH
      SOLE                19005.170
Select Ten 982 Dow             COM              294710611       21 20830.868SH
      SOLE                20830.868
Torray                         COM              891402109      411 9353.878 SH
      SOLE                 9353.878
VanGuard Special Health Care   COM              921908307      253 2539.769 SH
      SOLE                 1443.701